PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 610,354	$ 1,171,947
Less - accumulated depreciation	(63,907)	(472,965)
Property and equipment, net	546,447	698,982
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	610,354	1,125,013
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 0	$ 46,934